Note 6 - Share Capital (Tables)	9 Months Ended
Sep. 30, 2018
Statement Line Items [Line Items]
Disclosure of earnings per share [text block]
	Three months ended September 30,		Nine months ended September 30,
	2018	2017	2018	2017
Issued common shares, beginning of period	34,411	23,345	27,502	15,722
Effect of ATM issuances	174	716	693	5,180
Effect of shares issued pursuant to share purchase agreements	-	-	3,814	-
Effect of exercise of stock options	2	-	30	-
Effect of RSUs redemptions	-	-	-	52
	34,587	24,061	32,039	20,954